Net Finance Costs - Summary of Borrowing Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowing costs [abstract]
Total finance expenses	€ 2,381	€ 1,055	€ 92
Thereof capitalized as the cost of
Development projects	79	1,010	91
Construction in progress	€ 154	€ 45	€ 1
Capitalization rate p.a.	22.06%	10.69%	2.00%